CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Non-convertible notes payable, current accrued interest	$ 16,458
Non-convertible notes payable, non-current accrued interest	$ 16,458	$ 12,252
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued (in shares)	4,910,815	4,151,542
Common stock, shares outstanding	4,854,302	4,095,029
Treasury stock, at cost, shares held (in shares)	56,513	56,513